FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s assets that were measured at fair value as of June 30, 2020 and December 31, 2019, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value hierarchy	December 31, 2019	June 30, 2020

Derivatives instruments	Level 2	$260	$210

Total assets		$260	$210